Segment Reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 Country Customer Merchant	Dec. 31, 2022 Customer Merchant	Dec. 31, 2021 Customer
Disclosure Of Operating Segments [Line Items]
Number of countries in which revenues arise from operations | Country	40
Percentage of revenue by region	10.00%
Number of merchants served | Merchant	600	600
Percentage of revenue from top 10 merchants	60.00%	50.00%	56.00%
Number of customers accounted for more than 10% of total revenue on individual level | Customer	1	0	1